Note 5 - Other Operating Expenses	12 Months Ended
Dec. 31, 2024
Other Operating Expenses [abstract]
Other Operating Expenses

Note 5. Other Operating Expenses

The table below presents the items of other operating expenses (in thousands):

	Year ended December 31,
	2022	2023	2024
Hosting	$(9,267)	$(10,161)	$(12,360)
Audit, legal and other advisory services	(6,857)	(8,669)	(7,687)
Software license fees	(2,149)	(3,357)	(4,026)
Rent and other office expenses	(3,743)	(2,700)	(2,305)
Travel	(1,496)	(1,848)	(1,959)
Other expenses	(3,502)	(4,106)	(3,338)
Total other operating expenses	$(27,015)	$(30,842)	$(31,674)